Equity Incentive Plans - Black Scholes option pricing model (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity Incentive Plans
Expected volatility, Minimum	42.30%	67.00%
Expected volatility, Maximum	68.00%	94.10%
Dividend yield	0.00%	0.00%
Risk-free interest rate, Minimum	0.20%	0.16%
Risk-free interest rate, Maximum	1.04%	0.18%
Expected life (in years)	6 years	10 years